DEBT FINANCING ARRANGEMENTS (Details Narrative) - USD ($)							1 Months Ended					12 Months Ended
	Jun. 14, 2021	Dec. 11, 2020	Nov. 13, 2020	Sep. 02, 2020	May 06, 2020	May 08, 2019	Jul. 23, 2021	Jun. 28, 2021	Jul. 31, 2020	Jun. 30, 2020	Feb. 21, 2020	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Aug. 22, 2019	Jun. 06, 2019	May 15, 2019	Apr. 12, 2019	Mar. 15, 2019	May 31, 2018	Feb. 28, 2015
Line Of Credit Balance												$ 40,000
Convertible Promissory Notes Per Shares																$ 0.25
Repayments Of Debt												$ 19,400	$ 19,400
Adjustable Interest Rate Description												Line of Credit which bears interest at adjustable rates, 1 month LIBOR plus 2%, 2.1%
Stock Options												8,000
Factoring Agreement Outstanding Balance												$ 101,244	101,244
Promissory Note Included As Part Of Consideration																$ 4,000,000
Proceeds From Interest On Debt																$ 2,000,000
Promissory Note				$ 1,600,000	$ 1,000,000
Promissory Note Non-interest Bearing					$ 1,000,000
Effective Interest Rate				3.00%								75.00%					12.00%
Note Payable												$ 500,000
Convertible Promissory Note															$ 10,000		$ 250,000
Convertible Into Common Stock Per Share																	$ 1.00
Sdm Balance													181,981
Convertible Promissory Notes Related Party															$ 537,200
Factoring Agreement Description							The balance to be purchased and sold is $299,800 for which the Company received $190,000, net of fees. Under the Lendora Factoring Agreement, the Company is to pay $18,737.5 per week for 16 weeks at an effective interest rate of approximately 36% annually.
Lendora Consolidation Agreement Description							Agreement and the Lendora Factoring Agreement and amounted to $1,522,984 for which the Company had outstanding balances totaling $967,496. Payments under this Lendora Consolidation Agreement supersedes all other factoring agreement payments and includes $ 31,728.85 per week, at an effective interest rate of approximately 36% annually, for 48 weeks.
Interest Rate Description																bear 6% annual interest (12% default interest rate).
Cash Due To Prior Owners Of The Technology Acquired																	$ 350,000
Interest Rate															10.00%
Debt Instrument Converted Amount, Principal													232,430
Convertible Promissory Note												1,162,606	$ 1,711,098
Debt Instrument Converted Amount Shares Issued													679,932,432
Gain On Debt Extinguishment												(8,470,939)	$ (1,252,131)
Common Stock Reserved To Pay Off Line Of Credit													2,000
Proceeds From Convertible Notes, Loans And Advances												$ 3,900,400	$ 1,753,204
Total Services Revenues
Note Payable													$ 350,000
Interest Rate												10.00%
Purchase Of Series A Preferred Shares												500,000
Purchase Price												$ 350,000
Registration Of Common Shares												7,500,000
Net Sales Proceeds												$ 185,000
Proceeds From Convertible Notes, Loans And Advances												$ 543,500
Samson Factoring Agreement [Member]
Effective Interest Rate		36.00%
Balance To Be Purchased And Sold		$ 162,500
Received, Net Of Fees		118,625
Payment Per Week		$ 8,125
Duration Of Weekly Payment		20 weeks
QFS Factoring Agreement [Member]
Effective Interest Rate		36.00%
Balance To Be Purchased And Sold		$ 976,918
Received, Net Of Fees		696,781
Payment Per Week		$ 23,087
Duration Of Weekly Payment		42 weeks
QFS Factoring Agreement [Member] | Transaction One [Member]
Payment Per Week		$ 29,860
Duration Of Weekly Payment		20 weeks
QFS Factoring Agreement [Member] | Transaction Two [Member]
Payment Per Week		$ 21,978
Duration Of Weekly Payment		last week
QFS Factoring Agreement [Member] | Transaction Three [Member]
Payment Per Week		$ 11,669
Duration Of Weekly Payment		last week
NewCo Factoring Agreements [Member]
Effective Interest Rate	36.00%
Balance To Be Purchased And Sold	$ 199,500
Received, Net Of Fees	144,750
Payment Per Week	$ 5,542
Duration Of Weekly Payment	36 weeks
NewCo Factoring Agreement #3 [Member]
Effective Interest Rate								36.00%
Balance To Be Purchased And Sold								$ 133,000
Received, Net Of Fees								100,000
Payment Per Week								$ 3,695
Duration Of Weekly Payment								36 weeks
2019 Factoring agreement [Member]
Factoring Agreement Description						the Company entered into a factoring agreement with Advantage Capital Funding (“2019 Factoring agreement”). $500,000, net of expenses, was funded to the Company with a promise to pay $18,840 per week for 40 weeks until a total of $753,610 is paid which occurred in February 2020.
2020 Factoring Agreement [Member]
Factoring Agreement Description											The balance to be purchased and sold is $716,720 for which the Company received $500,000, net of fees. Under the 2020 Factoring Agreement, the Company was to pay $14,221 per week for 50 weeks at an effective interest rate of approximately 43% annually. However, due to COVID-19 the payments under the 2020 Factoring Agreement were reduced temporarily, to between $9,000 and $11,000 weekly.
2020 NewCo Factoring Agreement [Member]
Factoring Agreement Description			The balance to be purchased and sold is $326,400 for which the Company received $232,800, net of fees. Under the 2020 NewCo Factoring Agreement, the Company was to pay $11,658 per week for 28 weeks at an effective interest rate of approximately 36% annually.
Copperhead Digital Shareholders [Member]
Line Of Credit Bears Variable Interest Rate												2.00%
Libor Rate												2.10%
Common Stock Reserved To Pay Off Line Of Credit												1,000,000
Balance Line Of Credit												$ 2,597,790
Shareholders Loanedto Company												445,600
Stock Options Value												$ 85,120
Proceeds From Convertible Notes, Loans And Advances														$ 136,400	$ 537,200
Geneva Roth [Member]
Interest Rate Description												interest at the rate of 12% (principal amount increases 150%-200% and interest rate increases to 24% under default)
Debt Instrument Converted Amount, Interest												$ 8,680
Debt Instrument Converted Amount, Principal												$ 244,000
Convertible Promissory Note																		$ 43,000	$ 53,000	$ 58,000	$ 65,000	$ 68,000
Conversion Price Description												The conversion price is 61% multiplied by the average of the two lowest trading prices for the common stock during the previous 20 trading days prior to the applicable conversion date.
Convertible Promissory Note Repayment Description												The Geneva Roth Convertible Promissory Notes may be prepaid in whole or in part of the outstanding balance at 125% to 140% up to 180 days from origination.
Debt Instrument Converted Amount Shares Issued												125,446,546
Repayment Of Premium And Accrued Interest.												$ 63,284
Two related parties [Member]
Convertible Promissory Note																$ 62,000
Former officer [Member]
Convertible Promissory Note																$ 5,000
May 28, 2019 [Member]
Adjustable Interest Rate Description												bears interest at Prime plus 6%, 9.25%
Bank Loan												$ 360,000
Monthly Payment Of Principal And Interest												$ 15,000
June 4, 2019 [Member] | Odyssey Capital Funding, LLC [Member]
Adjustable Interest Rate Description												interest at the rate of 12% (24% default)
Debt Instrument Converted Amount, Interest												$ 4,116
Debt Instrument Converted Amount, Principal												49,150
Convertible Promissory Note												$ 525,000
Conversion Price Description												The conversion price was 55% multiplied by the average of the two lowest trading prices for the common stock during the previous 20 trading days prior to the applicable conversion date.
Convertible Promissory Note Repayment Description												The Odyssey Convertible Promissory Note could be prepaid in full at 125% to 145% up to 180 days from origination.
Debt Instrument Converted Amount Shares Issued												52,961,921
June 8, 2019 [Member] | Odyssey Capital Funding, LLC [Member]
Interest Rate Description												bearing simple interest on the unpaid balance of 0% for the first three months and then 10% per annum thereafter.
Debt Instrument Converted Amount, Interest												$ 135,000
Debt Instrument Converted Amount, Principal												$ 475,850
March 25, 2019 [Member] | Auctus [Member]
Interest Rate Description												interest at the rate of 12% (24% default)
Debt Instrument Converted Amount, Interest												$ 142,004
Debt Instrument Converted Amount, Principal												33,180
Convertible Promissory Note												$ 600,000
Conversion Price Description												The conversion price is the lessor of the lowest trading price during the previous 25 trading days prior the date of the Auctus Convertible Promissory Note or 50% multiplied by the average of the two lowest trading prices for the common stock during the previous 25 trading days prior to the applicable conversion date.
Debt Instrument Converted Amount Shares Issued												376,000,000
Settlement Agreement Description												the Company and Auctus entered into a settlement agreement dated October 13, 2021 where by the Company paid $763,231.97 and allowed Auctus to exercise its right to exercise 15,000,000 warrants to purchase 15,000,000 shares of common stock. As such, the balance owning to Auctus as of December 31, 2021 is zero.
Gain On Debt Extinguishment												$ 7,068,339
June 11, 2019 [Member] | EMA [Member]
Interest Rate Description												interest at the rate of 12% (principal amount increases 200% and interest rate increases to 24% under default)
Debt Instrument Converted Amount, Principal												$ 35,366
Convertible Promissory Note												$ 250,000
Conversion Price Description												The conversion price is 55% multiplied by the lowest traded price for the common stock during the previous 25 trading days prior to the applicable conversion date.
Convertible Promissory Note Repayment Description												The EMA Convertible Promissory Note may be prepaid in full at 135% to 150% up to 180 days from origination.
Debt Instrument Converted Amount Shares Issued												147,700,000
Warrants To Purchase Shares Of Common Stock												55,000,000
Warrants Issued												1,000,000
June 6, 2019 [Member] | JSJ [Member]
Repayments Of Debt												$ 6,666
Interest Rate												12.00%
Debt Instrument Converted Amount, Principal												$ 43,680
Convertible Promissory Note												$ 112,000
Conversion Price Description												The conversion price is the lower of the market price, as defined, or 55% multiplied by the average of the two lowest trading prices for the common stock during the previous 20 trading days prior to the applicable conversion date.
Convertible Promissory Note Repayment Description												The JSJ Convertible Promissory Note may be prepaid in full at 135% to 150% up to 180 days from origination.
Debt Instrument Converted Amount Shares Issued												18,500,000
Repayment Of Premium And Accrued Interest.												$ 97,000
Warrants Issued												333,333
February 14, 2020 [Member]
Repayments Of Debt									$ 1,000	$ 9,000
Interest Rate												10.00%
Secured Promissory Note												$ 9,000
Series C Preferred Stock
Preferred Stock Per Share												$ 1.00											$ 0.001	$ 0.001